Basis of Preparation (Details)	12 Months Ended
Jun. 30, 2019
PT Continental Hilir Indonesia [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
PT Kilang Kaltim Continental [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%